PGIM US Large-Cap Buffer 12 ETF - March
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.0%
Affiliated Mutual Fund 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $68,109)(wb)	68,109	$68,109
Options Purchased*~ 101.6%
(cost $4,644,772)		4,863,657

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $4,712,881)		4,931,766
Options Written*~ (3.0)%
(premiums received $147,980)		(144,837)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,564,901)		4,786,929
Liabilities in excess of other assets(z) (0.0)%		(506)

Net Assets 100.0%		$4,786,423

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$5.08		88		9	$4,781,993
SPDR S&P 500 ETF Trust	Put	02/28/25	$508.08		88		9	81,664
Total Options Purchased (cost $4,644,772)								$4,863,657

PGIM US Large-Cap Buffer 12 ETF - March
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$588.41		88		9	$(111,167)
SPDR S&P 500 ETF Trust	Put	02/28/25	$447.11		88		9	(33,670)
Total Options Written (premiums received $147,980)							$(144,837)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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